Critical judgements estimates and assumptions - Schedule of sensitivity analysis for CGU's with respect to change in assumptions (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Discount Rate [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use	[1]	10.00%	10.00%
Increase In Value Of CGU	[1]	$ 98
Discount Rate [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Increase In Value Of CGU	[1],[2]		$ 1,146
Expected Crude Oil Natural Gas And Liquefied Petroleum Gas Member | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use	[1]		10.00%
Decrease In Value Of CGU	[1]	$ 31,773	$ 20,889
Expected Crude Oil Natural Gas And Liquefied Petroleum Gas Member | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Decrease In Value Of CGU	[1],[2]		$ 3,063

[1]	As of December 31, 2021, and 2020, related to the conventional oil and gas operating and non-operating concessions CGU.
[2]	As of December 31, 2020, related to the conventional oil and gas operating concessions CGU.